Segment Information - Summary Of Adjusted Depreciation And Amortization Reporting Segment (Detail) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Less: Amount included in purchase accounting and related adjustments		$ (5.1)	$ (5.7)	$ (5.7)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Depreciation and amortization		15.6	17.9	18.1
Less: Amount included in purchase accounting and related adjustments		(5.1)	(5.7)	(5.7)
Adjusted depreciation and amortization	[1]	$ 10.5	$ 12.2	$ 12.4

[1]	Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below: Year Ended March 31, 2024 2023 2022 (Amounts in millions) Depreciation and amortization $ 15.6 $ 17.9 $ 18.1 Less: Amount included in purchase accounting and related adjustments (5.1) (5.7) (5.7) Adjusted depreciation and amortization $ 10.5 $ 12.2 $ 12.4